Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000142876
Shareholder Report [Line Items]
Fund Name	North Star Bond Fund
Class Name	Class I
Trading Symbol	NSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$164	1.59%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed consistent with expectations and inline with its benchmark for the twelve-month period ending 11-30-2024, with a 6.58% positive return. There was little movement in the prevailing interest rates for our very short duration portfolio, which has a duration of less than 3-years. Meanwhile, the yield on the 10-year Treasury declined steeply and then recovered to finish the period down 32 basis points. Short term rates remained static, leading to a positive slope on the 10-2 spread and ending the lengthy period of an inverted yield curve. We had no credit issues and no material declines in any of our individual holdings

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Ba to B U.S. High Yield Index
Dec-2014	$10,000	$10,000	$10,000
Nov-2015	$9,980	$10,106	$9,995
Nov-2016	$10,535	$10,325	$10,992
Nov-2017	$10,860	$10,657	$11,909
Nov-2018	$10,726	$10,514	$11,918
Nov-2019	$11,388	$11,649	$13,288
Nov-2020	$11,510	$12,497	$14,309
Nov-2021	$11,838	$12,353	$14,943
Nov-2022	$11,152	$10,767	$13,694
Nov-2023	$11,591	$10,894	$14,817
Nov-2024	$12,354	$11,643	$16,442

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 19, 2014)
North Star Bond Fund	6.58%	1.64%	2.15%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%	1.54%
Bloomberg Ba to B U.S. High Yield Index	10.96%	4.35%	5.13%

Performance Inception Date		Dec. 19, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 32,609,397	$ 32,609,397
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 264,863
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,609,397
Number of Portfolio Holdings	30
Advisory Fee	$264,863
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	85.5%
Money Market Funds	2.9%
Preferred Stocks	7.0%
U.S. Government & Agencies	4.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wendy's International, LLC	4.6%
Elanco Animal Health, Inc.	4.4%
Wintrust Financial Corporation	4.4%
Under Armour, Inc.	4.4%
Hercules Capital, Inc.	4.4%
Gulfport Energy Corporation	4.3%
Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation	4.3%
J M Smucker Company (The)	4.3%
EPR Properties	4.2%
Ford Motor Company	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000125620
Shareholder Report [Line Items]
Fund Name	North Star Dividend Fund
Class Name	Class I
Trading Symbol	NSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.39%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund delivered a 21.91% positive return for the twelve-month period that modestly trailed its benchmark. Dividend paying securities are particularly sensitive to interest rates, as those rates provide an alternative for income-oriented investors. At the beginning of 2024 the consensus expectation was for short-term interest rates to decrease consistently in 2024, with six 25 basis points cuts in the Fed Funds rate as the base case scenario. Whereas the rate cutting cycle finally started in the final three months, investors tempered their expectations for the pace and size of future rate cuts. Nevertheless, many of the Fund’s holdings fared well, led by Flexsteel Industries, Bar Harbor Bankshares, and LSI Industries Inc. Flexsteel Industries Inc is a United States-based company that manufactures, imports, and markets residential upholstered wooden furniture products. Bar Harbor Bankshares Inc is a New England-based bank holding company that offers a full range of financial services products. LSI Industries Inc provides corporate visual image solutions to the petroleum and convenience store industry. The company's operating segments include Lighting and Display Solutions. It generates maximum revenue from the Lighting segment. Our consumer discretionary companies, such as Rocky Brands, were a drag on performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Dividend Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,109	$10,275	$9,827
Nov-2016	$12,060	$11,103	$11,650
Nov-2017	$13,597	$13,642	$12,799
Nov-2018	$12,733	$14,498	$12,296
Nov-2019	$13,810	$16,834	$12,483
Nov-2020	$13,860	$19,773	$12,181
Nov-2021	$16,451	$25,294	$16,366
Nov-2022	$16,294	$22,964	$17,223
Nov-2023	$15,783	$26,142	$16,489
Nov-2024	$19,241	$35,002	$21,724

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Star Dividend Fund	21.91%	6.86%	6.76%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 96,061,516	$ 96,061,516
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 903,054
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$96,061,516
Number of Portfolio Holdings	50
Advisory Fee	$903,054
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.9%
Money Market Funds	9.1%
Preferred Stocks	1.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.1%
Flexsteel Industries, Inc.	3.9%
LSI Industries, Inc.	3.8%
Sprott, Inc.	3.8%
Oil-Dri Corp of America	3.5%
Ethan Allen Interiors, Inc.	3.1%
Compass Diversified Holdings	3.0%
Escalade, Inc.	3.0%
Postal Realty Trust, Inc.	2.9%
Bar Harbor Bankshares	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000125617
Shareholder Report [Line Items]
Fund Name	North Star Micro Cap Fund
Class Name	Class I
Trading Symbol	NSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.33%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the twelve-month period ending 11-30-2024, while producing a 30.50% gain. United States Lime & Minerals surged throughout the year as demand remained strong for construction materials. The Fund also enjoyed sizeable gains in Green Brick Partners, Hackett Group, and Interface. Green Brick Partners Inc is a homebuilding and land development company. Interface Inc is engaged in the design, production, and sale of carpet tiles for the institutional markets. Two of our holdings, Mitek Systems and Rocky Shoes & Boots, suffered substantial declines. Mitek Systems Inc is engaged in the development, sale, and service of proprietary software solutions related to mobile imaging. Rocky Brands Inc is a designer, manufacturer, and marketer of premium-quality footwear and apparel.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Micro Cap Fund	S&P 500® Index	Morningstar US Small Value TR USD
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,051	$10,275	$9,827
Nov-2016	$10,889	$11,103	$11,650
Nov-2017	$11,838	$13,642	$12,799
Nov-2018	$11,143	$14,498	$12,296
Nov-2019	$11,617	$16,834	$12,483
Nov-2020	$15,981	$19,773	$12,181
Nov-2021	$18,679	$25,294	$16,366
Nov-2022	$14,693	$22,964	$17,223
Nov-2023	$15,976	$26,142	$16,489
Nov-2024	$20,849	$35,002	$21,724

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Star Micro Cap Fund	30.50%	12.41%	7.62%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 126,324,274	$ 126,324,274
Holdings Count | Holding	52	52
Advisory Fees Paid, Amount	$ 1,124,152
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$126,324,274 Number of Portfolio Holdings52 Advisory Fee $1,124,152 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.1%
Money Market Funds	7.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.9%
United States Lime & Minerals, Inc.	7.9%
Build-A-Bear Workshop, Inc.	4.9%
Green Brick Partners, Inc.	4.3%
Barrett Business Services, Inc.	3.8%
Blue Bird Corporation	3.3%
Acme United Corporation	3.2%
QEP Company, Inc.	3.2%
Interface, Inc.	3.0%
Miller Industries, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000106068
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class A
Trading Symbol	NSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.55%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund performed in line with its benchmark for the twelve-month period ending 11-30-24, while posting a 21.07% and 21.42% positive return for Class A shares and Class I shares, respectively. The technology holdings provided mixed results, with nice returns from Apple, but sizeable losses from Advanced Micro Devices and Qualcomm. Big banks JPMorgan Chase and Bank of America performed well, and the biggest winners were private equity firms Blackstone Group and KKR & Co. As a group small caps produce returns consistent with the large cap equities in the portfolio, with no significant winners or losers. The fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents a significant sector allocation for the Fund, and produced mixed results, as lower-end consumers continued to be pressured by high prices and dialed back their spending.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
Nov-2014	$9,426	$10,000	$10,000
Nov-2015	$8,642	$10,275	$10,011
Nov-2016	$9,549	$11,103	$10,410
Nov-2017	$10,641	$13,642	$12,555
Nov-2018	$10,952	$14,498	$12,428
Nov-2019	$11,973	$16,834	$14,031
Nov-2020	$14,366	$19,773	$15,695
Nov-2021	$17,201	$25,294	$18,254
Nov-2022	$14,156	$22,964	$16,419
Nov-2023	$14,318	$26,142	$17,864
Nov-2024	$17,335	$35,002	$21,801

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Star Opportunity Fund
Without Load	21.07%	7.68%	6.28%
With Load	14.13%	6.41%	5.66%
S&P 500® Index	33.89%	15.77%	13.35%
S&P Target Risk Aggressive Index	22.04%	9.21%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 138,507,500	$ 138,507,500
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 1,259,055
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$138,507,500
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,259,055
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Corporate Bonds	2.1%
Money Market Funds	6.9%
Preferred Stocks	1.1%
U.S. Government & Agencies	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.9%
Blackstone, Inc.	5.4%
KKR & Company, Inc.	5.4%
Apple, Inc.	4.8%
JPMorgan Chase & Company	4.3%
Bank of America Corporation	3.7%
Advanced Micro Devices, Inc.	3.5%
Amazon.com, Inc.	3.3%
AbbVie, Inc.	3.3%
Alphabet, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000106067
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class I
Trading Symbol	NSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund performed in line with its benchmark for the twelve-month period ending 11-30-24, while posting a 21.07% and 21.42% positive return for Class A shares and Class I shares, respectively. The technology holdings provided mixed results, with nice returns from Apple, but sizeable losses from Advanced Micro Devices and Qualcomm. Big banks JPMorgan Chase and Bank of America performed well, and the biggest winners were private equity firms Blackstone Group and KKR & Co. As a group small caps produce returns consistent with the large cap equities in the portfolio, with no significant winners or losers. The fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents a significant sector allocation for the Fund, and produced mixed results, as lower-end consumers continued to be pressured by high prices and dialed back their spending.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,153	$10,275	$10,011
Nov-2016	$10,115	$11,103	$10,410
Nov-2017	$11,305	$13,642	$12,555
Nov-2018	$11,659	$14,498	$12,428
Nov-2019	$12,779	$16,834	$14,031
Nov-2020	$15,371	$19,773	$15,695
Nov-2021	$18,446	$25,294	$18,254
Nov-2022	$15,222	$22,964	$16,419
Nov-2023	$15,430	$26,142	$17,864
Nov-2024	$18,735	$35,002	$21,801

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Star Opportunity Fund	21.42%	7.95%	6.48%
S&P 500® Index	33.89%	15.77%	13.35%
S&P Target Risk Aggressive Index	22.04%	9.21%	8.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 138,507,500	$ 138,507,500
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 1,259,055
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$138,507,500
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,259,055
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.9%
Corporate Bonds	2.1%
Money Market Funds	6.9%
Preferred Stocks	1.1%
U.S. Government & Agencies	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.9%
Blackstone, Inc.	5.4%
KKR & Company, Inc.	5.4%
Apple, Inc.	4.8%
JPMorgan Chase & Company	4.3%
Bank of America Corporation	3.7%
Advanced Micro Devices, Inc.	3.5%
Amazon.com, Inc.	3.3%
AbbVie, Inc.	3.3%
Alphabet, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000241411
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	0.98%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund posted a 32.98% and 32.75%  positive returns for Institutional Class shares and Investor Class shares, respectively, which was modestly above its benchmarks during the twelve -month period ending 11-30-2024. The top performer from the first half of the year, school bus manufacturer Blue Bird, reversed course and was a drag on performance during the back half. A top performer for the year was heating and cooling company Comfort Systems, with no significant detractors, although there were a handful of companies that experienced low double-digit declines. The other top performers were Champion Homes, Hackett Group, OSI Systems, QCR Holdings, and VSE Corp. Champion Homes Inc is a factory-built housing company. The Hackett Group Inc is an IP-based executive advisory, strategic consulting, and digital transformation firm. OSI Systems Inc is a designer and manufacturer of electronic systems and components for businesses in the homeland security, healthcare, defense, and aerospace markets. QCR Holdings Inc is a Midwest-based multi-bank holding company. VSE Corp is a diversified aftermarket products and services company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Small Cap Value Fund	Morningstar US Small Value TR USD	S&P 500® Index
12/31/18	$100,000	$100,000	$100,000
11/30/19	$118,073	$116,049	$127,634
11/30/20	$112,533	$113,246	$149,914
11/30/21	$158,322	$152,152	$191,772
11/30/22	$157,185	$160,122	$174,110
11/30/23	$150,305	$153,298	$198,206
11/30/24	$199,872	$201,965	$265,380

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
North Star Small Cap Value Fund	32.98%	11.10%	12.42%
S&P 500® Index	33.89%	15.77%	17.94%
Morningstar US Small Value TR USD	31.75%	11.72%	12.62%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 36,670,274	$ 36,670,274
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount	$ 146,457
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,670,274
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$146,457
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	5.9%
VSE Corporation	5.6%
First American Treasury Obligations Fund, Class X	5.5%
OSI Systems, Inc.	4.9%
AZZ, Inc.	4.7%
Champion Homes, Inc.	4.5%
Hackett Group, Inc. (The)	4.0%
Alamo Group, Inc.	3.3%
Blue Bird Corporation	3.3%
Liquidity Services, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

C000241410
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$141	1.21%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund posted a 32.98% and 32.75%  positive returns for Institutional Class shares and Investor Class shares, respectively, which was modestly above its benchmarks during the twelve -month period ending 11-30-2024. The top performer from the first half of the year, school bus manufacturer Blue Bird, reversed course and was a drag on performance during the back half. A top performer for the year was heating and cooling company Comfort Systems, with no significant detractors, although there were a handful of companies that experienced low double-digit declines. The other top performers were Champion Homes, Hackett Group, OSI Systems, QCR Holdings, and VSE Corp. Champion Homes Inc is a factory-built housing company. The Hackett Group Inc is an IP-based executive advisory, strategic consulting, and digital transformation firm. OSI Systems Inc is a designer and manufacturer of electronic systems and components for businesses in the homeland security, healthcare, defense, and aerospace markets. QCR Holdings Inc is a Midwest-based multi-bank holding company. VSE Corp is a diversified aftermarket products and services company.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Small Cap Value Fund	Morningstar US Small Value TR USD	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,567	$9,827	$10,275
Nov-2016	$11,030	$11,650	$11,103
Nov-2017	$12,984	$12,799	$13,642
Nov-2018	$11,987	$12,296	$14,498
Nov-2019	$12,300	$12,483	$16,834
Nov-2020	$11,688	$12,181	$19,773
Nov-2021	$16,406	$16,366	$25,294
Nov-2022	$16,259	$17,223	$22,964
Nov-2023	$15,510	$16,489	$26,142
Nov-2024	$20,589	$21,724	$35,002

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Star Small Cap Value Fund	32.75%	10.85%	7.49%
S&P 500® Index	33.89%	15.77%	13.35%
Morningstar US Small Value TR USD	31.75%	11.72%	8.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 36,670,274	$ 36,670,274
Holdings Count | Holding	38	38
Advisory Fees Paid, Amount	$ 146,457
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,670,274
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$146,457
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	5.9%
VSE Corporation	5.6%
First American Treasury Obligations Fund, Class X	5.5%
OSI Systems, Inc.	4.9%
AZZ, Inc.	4.7%
Champion Homes, Inc.	4.5%
Hackett Group, Inc. (The)	4.0%
Alamo Group, Inc.	3.3%
Blue Bird Corporation	3.3%
Liquidity Services, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.